UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

                                  OCM GOLD FUND
                   Schedule of Investments - February 28, 2006
                                   (Unaudited)



     Shares                                                                         Value
 ------------                                                                   ------------

             COMMON STOCKS                                            90.3%
             MAJOR GOLD PRODUCERS                                     28.6%
      35,000 AngloGold Ashanti Ltd. ADR                                          $ 1,782,200
     148,600 Barrick Gold Corp.                                                    4,067,182
      35,000 Cia de Minas Buenaventura SA ADR                                        917,700
      10,000 Freeport-McMoRan Copper & Gold, Inc.                                    506,300
     270,000 Gold Fields Ltd. ADR                                                  6,002,100
     225,000 Harmony Gold Mining Co. Ltd. ADR*                                     3,147,750
     275,000 Kinross Gold Corp. *                                                  2,530,000
     169,994 Newmont Mining Corp.                                                  8,996,083
                                                                                ------------
                                                                                  27,949,315
                                                                                ------------

             INTERMEDIATE/MID-TIER GOLD PRODUCERS                     30.5%
     134,110 Agnico-Eagle Mines Ltd.                                               3,438,580
     350,000 Bema Gold Corp. *                                                     1,445,518
     190,000 Cambior, Inc.*                                                          560,500
     125,000 Glamis Gold Ltd. *                                                    3,401,250
     467,500 Goldcorp, Inc.                                                       11,897,875
     425,000 IAMGOLD Corp.                                                         3,774,000
     100,000 Meridian Gold, Inc. *                                                 2,534,000
     140,000 Randgold Resources Ltd. ADR *                                         2,394,000
     350,000 Resolute Mining Ltd.*                                                   293,790
                                                                                ------------
                                                                                  29,739,513
                                                                                ------------

             JUNIOR GOLD PRODUCERS                                     9.6%

     500,000 Alhambra Resources Ltd. *                                               456,942
     256,250 Apollo Gold Corp. *                                                     155,371
     250,000 Aurizon Mines Ltd. *                                                    587,500
     400,000 Central Asia Gold Ltd.*                                                 129,253
   1,000,000 Claude Resources, Inc. *                                              1,090,000
     150,000 Crystallex International Corp.*                                         432,000
     430,000 Eldorado Gold Corp. *                                                 1,840,158
     150,000 Glencairn Gold Corp. *                                                   64,587
     359,000 Golden Star Resources Ltd. *                                          1,080,590
     150,000 Mexgold Resources, Inc.*                                                792,180
     500,000 Oxiana Ltd.                                                             707,547
     250,000 Sino Gold Ltd.*                                                         718,690
     150,000 Yamana Gold, Inc.*                                                    1,344,000
                                                                                ------------
                                                                                   9,398,818
                                                                                ------------

See notes to schedule of investments.



     Shares                                                                         Value
 ------------                                                                   ------------

             EXPLORATION AND DEVELOPMENT COMPANIES                    11.8%
     200,000 Addwest Minerals International Ltd.*+                                         -
     206,812 Altius Minerals Corp.*                                                  906,847
     200,000 Amarillo Gold Corp.*                                                     47,452
     125,000 Anatolia Minerals Development Ltd. *                                    302,065
     159,800 Aquiline Resources, Inc.*                                               286,457
     500,000 Birim Goldfields, Inc. *                                                180,141
     200,000 Bolivar Gold Corp.*                                                     560,633
     300,000 Capstone Gold Corp.*                                                    421,793
     500,000 Columbia Metals Corp. Ltd. *                                            285,589
     150,000 Cumberland Resources Ltd. *                                             490,500
      87,500 Desert Sun Mining Corp.*                                                465,949
     360,000 Erdene Gold, Inc. *                                                     332,162
     125,000 Fronteer Development Group, Inc. *                                      439,367
     500,000 Geodex Minerals Ltd.*                                                    94,464
     457,000 Golden Cycle Gold Corp.*                                              1,725,175
     300,000 Mag Silver Corp. *                                                      861,248
     250,000 Maximus Ventures Ltd. *                                                  52,724
     106,500 Metallica Resources, Inc. *                                             321,933
     150,000 Mundoro Mining, Inc.*                                                   301,845
     300,333 Northern Lion Gold Corp.*                                               190,017
     300,000 Northland Resources, Inc.*                                              303,163
     150,000 Orezone Resources, Inc.*                                                308,436
     200,000 Radius Gold, Inc. *                                                     114,236
     300,000 Red Back Mining, Inc.*                                                  738,137
     300,000 Sabina Silver Corp.*                                                    395,431
     207,700 Sunridge Gold Corp.*                                                    375,977
     100,000 Viceroy Exploration Ltd. *                                              584,359
     122,500 Wolfden Resources, Inc. *                                               410,127
                                                                                ------------
                                                                                  11,496,227
                                                                                ------------

             OTHER                                                     5.8%
     229,200 International Royalty Corp.*                                            769,371
      40,000 Royal Gold, Inc.                                                      1,257,200
      65,000 Streettracks Gold Trust (ETF) *                                       3,638,700
                                                                                ------------
                                                                                   5,665,271
                                                                                ------------

             PRIMARY SILVER PRODUCERS                                  4.0%
      40,000 Apex Silver Mines Ltd. *                                                924,400
     100,000 Couer d'Alene Mines Corp.                                               554,000
     100,000 Hecla Mining Co. *                                                      498,000
      48,075 Pan American Silver Corp. *                                           1,070,070
     100,000 Silver Wheaton Corp.*                                                   817,000
                                                                                ------------
                                                                                   3,863,470
                                                                                ------------

             TOTAL COMMON STOCKS (cost $35,896,183)                               88,112,614

See notes to schedule of investments.


     Shares                                                                         Value
 ------------                                                                   ------------


             WARRANTS                                                  2.2%
           1 Anatolia Minerals Development Ltd.*^#
               Exp. 12/15/2006                                                        13,730
           1 Apollo Gold Corp. *^#
               Exp. 12/23/2006                                                             -
      50,000 Bema Gold Corp. *
               Exp. 10/27/2007                                                       130,931
      50,000 Bolivar Gold Corp.*
               Exp. 8/25/2008                                                         72,715
           1 Capstone Gold Corp.*^#
               Exp. 5/26/2006                                                         52,724
      89,000 Endeavour Mining Capital Corp.*
               Exp. 11/10/2008                                                       147,421
      75,000 Glencairn Gold Corp.*
               Exp. 11/26/2008                                                        11,863
     150,000 Goldcorp, Inc.*
               Exp. 5/30/2007                                                        749,341
     150,000 Mag Silver Corp. *^
               Exp. 6/21/2007                                                        300,527
      35,000 Nevsun Resources Ltd.*^
               Exp. 12/18/2008                                                             -
     110,000 Northgate Minerals Corp. *
               Exp. 12/28/2006                                                        39,631
           1 Northland Resources, Inc.*^#
               Exp. 4/29/2006                                                         52,724
      24,038 Pan American Silver Corp. *
               Exp. 2/20/2008                                                        295,722
     250,000 Silver Wheaton Corp.*
               Exp. 8/5/2009                                                         241,652
                                                                                ------------
             TOTAL WARRANTS (cost $110,472)                                        2,108,981


See notes to schedule of investments.



Principal
 Amount                                                                           Value
 ------------                                                                   ------------


             SHORT-TERM INVESTMENT                                     7.7%
 $ 7,497,456 UMB Bank Money Market Fiduciary, 2.95%                              $ 7,497,456
                                                                                ------------

             TOTAL SHORT-TERM INVESTMENT (cost $7,497,456)                         7,497,456
                                                                                ------------

             TOTAL INVESTMENTS (cost $43,504,111)                    100.2%       97,719,051
             LIABILITIES LESS OTHER ASSETS                            (0.2)%        (164,659)
                                                                                ------------
             NET ASSETS                                              100.0%     $ 97,554,392
                                                                                ============


* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

^ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

ETF-Exchange Traded Fund.

# Upon exercise of this security, the Fund would receive multiple shares of the underlying security as noted below:

Security                                Shares
----------------------------------------------------------------
Anatolia Minerals Development Ltd.       62,500
Apollo Gold Corp.                        50,000
Capstone Gold Corp.                     100,000
Northland Resources, Inc.               150,000


At February 28, 2006, restricted securities totaled $419,705 or 0.43% of net assets and consisted of the following securities:

                                             FEBRUARY 28, 2006
                                              CARRYING VALUE                   ACQUISITION
ISSUER                                           PER UNIT           COST           DATE
----------------------------------------------------------------------------------------------
Anatolia Minerals Development Ltd.
  Warrants Exp. 12/15/2006                          0.2197            -        6/14/2004
Apollo Gold Corp.
  Warrants Exp. 12/23/2006                               -            -       12/23/2002
Capstone Gold Corp.
  Warrants Exp. 5/26/2006                           0.5272            -       12/15/2003
Mag Silver Corp.
  Exp. 6/21/2007                                    2.0035            -        12/1/2005
Nevsun Resources Ltd.
  Warrants Exp. 12/18/2008                               -            -       12/18/2003
Northland Resources, Inc.
  Exp. 4/29/2006                                    0.3515            -        4/29/2004

See notes to schedule of investments.

             SUMMARY OF INVESTMENTS BY COUNTRY
----------------------------------------------------------
                                         PERCENT OF
Country              Market Value    Investment Securities
----------------------------------------------------------
Australia             $ 1,849,280             1.9%
Canada                 55,881,286            57.2
Cayman Islands          1,071,821             1.1
Jersey                  2,394,000             2.5
Peru                      917,700             0.9
South Africa           10,932,050            11.2
United States(1)       24,672,914           (25.2)
----------------------------------------------------------
TOTAL                $ 97,719,051          100.0%
----------------------------------------------------------



(1) Includes short-term securities

See notes to schedule of investments.

                         OCM GOLD FUND Notes to Schedule
                       of Investments - February 28, 2006
                                   (Unaudited)



NOTE 1. ORGANIZATION

      OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, such as a material development regarding an investment in a foreign security, the Fund may value the security at its fair value. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

      Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

      At February 28, 2006, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:

         Cost of investments                             $43,999,907
                                                         ===========
         Unrealized appreciation                         $54,606,848
         Unrealized depreciation                            (887,704)
                                                         -----------
         Net unrealized appreciation on investments      $53,719,144
                                                         ===========

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:    /s/Gregory M. Orrell
       --------------------
       Gregory M. Orrell
       President

Date:  April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Gregory M. Orrell
       --------------------
       Gregory M. Orrell
       President

Date:  April 27, 2006


By:    /s/Jacklyn Orrell
       --------------------
       Jacklyn Orrell
       Treasurer

Date:  April 27, 2006